Submission	Jan. 15, 2026
Submission [Line Items]
Central Index Key	0001838163
Registrant Name	Brand Engagement Network, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A